Operating profit - Restructuring costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Restructuring programmes
Total charge	$ 697	$ 807	$ 1,107
Severance costs
Restructuring programmes
Total charge	41	176	505
Accelerated depreciation and impairment
Restructuring programmes
Total charge	259	141	46
Other restructuring
Restructuring programmes
Total charge	397	490	556
Cost of sales
Restructuring programmes
Total charge	432	181	130
Research and development expense
Restructuring programmes
Total charge	94	201	178
Selling, general and administrative costs
Restructuring programmes
Total charge	181	347	823
Other operating income and expense
Restructuring programmes
Total charge	$ (10)	$ 78	$ (24)